Restructuring - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Total expected program costs		$ 60,000			$ 60,000
Additional costs expected to be incurred in 2026		25,000			25,000
Impairment of assets to be disposed of		18,700
Impairment charges		22,440	$ 203,408	$ 4,158
Cost of sales
Restructuring Cost and Reserve [Line Items]
Impairment of assets to be disposed of		14,200
Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Impairment of assets to be disposed of		4,500
2025 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		14,021
2024 Efficiency Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		19,883	70,788
Impairment of assets to be disposed of			34,700
2024 Efficiency Program | NeuMoDx Asset Group
Restructuring Cost and Reserve [Line Items]
Impairment of assets to be disposed of			166,100
2024 Efficiency Program | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 5,634			$ 38,054
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of sales			Cost of sales
2024 Efficiency Program | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 9,292			$ 47,659
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Restructuring, acquisition, integration and other, net			Restructuring, acquisition, integration and other, net
Employee-related costs | 2025 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 10,491
Employee-related costs | 2025 Restructuring Program | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,100
Employee-related costs | 2025 Restructuring Program | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9,400
Employee-related costs | 2024 Efficiency Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		15,137	30,205
Employee-related costs | 2024 Efficiency Program | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4,964			$ 13,168
Employee-related costs | 2024 Efficiency Program | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5,994			27,995
Exit and other costs | 2025 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,530
Exit and other costs | 2024 Efficiency Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4,746	$ 40,583
Exit and other costs | 2024 Efficiency Program | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		670			24,886
Exit and other costs | 2024 Efficiency Program | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,298			$ 19,664
Inventory Related Costs | 2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 93,500	$ 11,300